Background and basis of preparation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Background and basis of preparation

Note 1. Background and basis of preparation

Corporate information

Einride AB (publ) (“Einride” or the “Company”), together with its subsidiaries, hereafter referred to as the “Company” or the “Group,” is a global leader within digital, electric, and electric autonomous road freight, providing technology solutions to shippers to optimize their road freight operations, improve asset utilization and reduce overall transportation costs. Founded in Sweden in 2016, the Group is transforming the road freight industry with its artificial intelligence (“AI”) and machine learning (“ML”) powered digital freight platform (“Saga”) and autonomous driving system (the “Einride Driver”).

Reporting Entity

Einride AB (publ) is a Swedish public limited liability company with its registered office in Sweden. The designation “(publ)” reflects the conversion to a Swedish public limited company in connection with the SPAC reverse merger transaction.

On June 9, 2026 (the “Closing Date”), the Company along with its wholly-owned subsidiary Einride Cayman Sub Limited (“Merger Sub”), a Cayman Islands exempted company, consummated the transactions contemplated by the Business Combination Agreement, dated as of November 12, 2025 (as amended on February 26, 2026, March 5, 2026 and April 17, 2026) (such transactions, collectively, the “Business Combination”), with Legato Merger Corp. III (“Legato III”), a Cayman Islands exempted company whose ordinary shares were listed on the NYSE American. Upon consummation of the Business Combination, the Company’s American Depositary Shares (“ADSs”) commenced trading on the Nasdaq Stock Market LLC under the symbol “ENRD”. The Business Combination was consummated through the following steps (the Merger described in step (II) below, together with the related recapitalization steps described in steps (I) and (III) below, constitute the “Reverse Recapitalization”; the transactions described in steps (IV) and (V) below closed concurrently with, and conditional upon, the Merger but are separate transactions that are accounted for separately, as described in Note 21):

I.	Prior to the Closing Date, the Company effected the following (i) it established a sponsored American depositary share facility with Deutsche Bank Trust Company Americas, each ADS representing one Company ordinary share (“Ordinary Share”). The Merger Consideration was delivered in the form of ADSs, (ii) the Company Derivative Exchange, under which all of the Company’s outstanding preference shares (its Series A, Series B and Series C preference shares), together with each other instrument convertible into or exercisable for the Company’s ordinary shares whose holder elected to convert, were exchanged for newly issued Company Ordinary Shares. Each instrument was exchanged for the net number of Ordinary Shares underlying it, determined on a net (cashless) basis immediately prior to the Merger, following which the preference shares and converted instruments were cancelled, leaving a single class of Ordinary Shares outstanding, and (iii) a stock split, such that the Company had 121,106,421 Ordinary Shares issued and outstanding immediately prior to the Closing Date (excluding restricted shares and de-SPAC compensation shares). The stock split factor was determined based on the equity value of USD 1,350 million, divided by the product of USD 10.90 multiplied by the number of Company Ordinary Shares outstanding immediately prior to the Merger;

II.	At the Closing Date, Legato III merged with and into Merger Sub (the “Merger”), with Merger Sub surviving the Merger as a direct, wholly owned subsidiary of Einride, and Legato III ceased to exist. As a result of the Merger, each issued and outstanding Legato III ordinary share (other than Excluded Shares, Legato Dissenting Shares and Legato III Redeeming Shares) was cancelled and automatically exchanged for one Einride Ordinary Share in the form of one ADS

III.	At the Closing Date, each Legato III Warrant outstanding immediately prior to the Merger was automatically converted into one Einride Warrant, with each whole Einride Warrant exercisable for one Einride Ordinary Share in the form of one ADS at an exercise price of USD 11.50 per share, on terms otherwise substantially identical to the original Legato III Warrants;

IV.	On February 26, 2026, the Company entered into the PIPE Subscription Agreements with the PIPE Investors for an aggregate purchase price of approximately USD 113.3 million. Substantially concurrently with and contingent upon the consummation of the Merger, the Company issued an aggregate of 14,188,891 ADSs to the PIPE Investors including (1,400,000 additional ADSs issued to a PIPE Investor as incentive consideration and 553,471 Founder Shares transferred from certain Initial Shareholders to a PIPE Investor) and warrants (the “PIPE Warrants”) to purchase an aggregate of 18,353,130 ADSs at an initial exercise price of USD 10.90 per ADS. The PIPE Subscription Agreements also provide for the contingent issuance of “Additional Warrants” to purchase an aggregate of 6,117,710 ADSs (if a PIPE Investor continues to hold at least 50% of its ADSs at the 24-month anniversary of Closing) and “Reset Warrants” (a price-reset, down-round feature triggered if the ADS VWAP is below USD 10.90 on the 21st trading day following the six-month anniversary of the effective date of the registration statement). The PIPE Financings are separate equity financing transactions entered into with parties other than Legato III; although their closing was conditioned upon the consummation of the Merger, they do not form part of the Reverse Recapitalization for accounting purposes. See Note 16 for further details; and

V.	Upon Closing, and in connection with the Business Combination, the Company issued 1,013,620 Ordinary Shares to a director (the “de-SPAC compensation shares”). The de-SPAC compensation shares were issued in respect of services provided under pre-existing agreements and are accounted for as equity-settled share-based payments under IFRS 2, recognized as an expense at Closing separately from the listing expense described in Note 21.

As described in Note 21, the Merger has been accounted for as the equivalent of Einride issuing shares for the net assets of Legato III. These condensed consolidated financial statements have been presented as a continuation of Einride. The prior-year figures as of December 31, 2025, and for the six months ended June 30, 2025, represent the financial position and results of Einride respectively.

Basis of preparation

The Unaudited Interim Condensed Consolidated Financial Statements (hereafter “interim financial statements”) have been prepared in accordance with IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB).

The interim financial statements do not amount to full financial statements and do not include all the information and disclosure required for full annual financial statements. These should be read in conjunction with the Audited Consolidated Financial Statements of the Group (hereafter “annual financial statements”) for the year ended December 31, 2025, which have been prepared in accordance with IFRS® Accounting Standards as issued by the IASB.

These interim financial statements are presented in thousands of Swedish krona (SEK thousand) and rounded to the nearest thousand, unless otherwise stated. These interim financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value at the end of each reporting period.

Going concern

The Group incurred a net loss of SEK 1,118,055 thousand and net cash outflows from operating activities of SEK 536,712 thousand for the six months ended June 30, 2026, and expects to continue to incur losses over the next twelve months. The Group’s ability to continue as a going concern is dependent on securing additional funding to execute its business plan.

The Group has a track record of raising capital from both equity and debt investors, most recently $69 million of capital raised through the issuance of common shares in July and August 2025 to existing shareholders and $113.3 million of capital raised through the issuance of common shares in a Private Investment in Public Equity transaction as part of the de-SPAC transaction which closed in June 2026. The Group is actively pursuing further financing initiatives together with measures to manage its cost base and operating cash flows. The Board has a reasonable expectation that the Group will be able to secure the funding necessary to continue its operations.

However, the Group’s ability to raise additional financing depends on a number of factors outside its control, and there can be no assurance that such funding will be available on acceptable terms, or at all. Accordingly, these conditions indicate the existence of a material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern.

These interim condensed consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that would result should the Group be unable to continue as a going concern.

Note 1. Background and basis of preparation

Corporate information

Einride AB (“Einride” or the “Parent”), together with its subsidiaries, hereafter referred to as the “Company” or the “Group”, is a global leader within digital, electric, and electric autonomous road freight, providing technology solutions to shippers to optimize their road freight operations, improve asset utilization and reduce overall transportation costs. Founded in Sweden in 2016, the Group is transforming the road freight industry with its artificial intelligence (“AI”) and machine learning (“ML”) powered digital freight platform (“Saga”) and autonomous driving system (the “Einride Driver”).

Basis of preparation

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS) Accounting Standards as issued by the International Accounting Standards Board (IASB).

The functional currency of the parent entity is Swedish krona (SEK).

The Consolidated Financial Statements are presented in thousands of Swedish krona (SEK in thousands) and rounded to the nearest thousand, unless otherwise stated. The Consolidated Financial Statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value at the end of each reporting period, as further described in the accounting policies below.

Going concern

The Group performed an assessment on its ability to continue as a going concern and evaluated whether there are certain events or conditions in aggregate that may cast significant doubt on the Group’s ability to continue as a going concern. The Group considered a range of relevant information, including its ability to access external capital, cash flow and liquidity forecasts, and loss before income taxes forecasts for the 12-month period following the authorized issuance date of the Consolidated Financial Statements.

The Group incurred a net loss of SEK 1,722 million and SEK 968 million and net cash used in operating activities of SEK 742 million and SEK 390 million for the year ended December 31, 2025 and 2024, respectively. The Group is expecting to continue to incur net losses in the next year and is dependent on its ability to secure additional sources of funding. The Group is working continuously, and is exploring different opportunities, to secure the required capital to deliver on its business plan.

The Group is pursuing a transaction with Legato Merger Corp. III, a Special Purpose Acquisition Company (SPAC), and expects to use the proceeds from the SPAC transaction to support its operations. There can be no assurance that the SPAC transaction will be successful. In the event the Group does not complete the SPAC transaction, the Group may seek additional equity or debt financing, including seeking strategic partnerships.

Following December 31, 2025, but prior to the issuance of these Consolidated Financial Statements, the Group believes that the going concern basis of preparation is appropriate as the Group has demonstrated its ability to raise capital from debt and equity sources. For more details, refer to Note 33 Subsequent events.

While the Group has historically been successful in securing financing, raising additional funds is dependent on a number of factors outside of the Group’s control, and there is hence no assurance that it will be able to do so in the future. If the Group is not able to raise the necessary funds through its operations, equity issuances, debt financings and refinancing or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and/or commercialization efforts. The continued financing constitutes a significant factor of uncertainty regarding the Group’s assumption of continued operations. Therefore, these conditions cast substantial doubt about the Group’s ability to continue as a going concern.

These Consolidated Financial Statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Group be unable to continue as a going concern.